OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS	NOTE 3: OTHER LONG TERM ASSETS
	December 31,
	2012	2013

Deferred tax assets	$608	$396
Government authorities	1,208	1,917
Other	500	644

	$2,316	$2,957